Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total Current Assets	¥ 24,563	¥ 202,344
Total Non-current Assets	46,295	81,172
Total Assets	70,858	283,516
Total Liabilities	42,809	334,671
VIEs [Member]
Statement [Line Items]
Total Current Assets	0	194,526
Total Non-current Assets	0	36,329
Total Assets	0	230,855
Total Current Liabilities	0	316,162
Total Liabilities	¥ 0	¥ 316,162